Investment Strategy	Mar. 31, 2025
Prospectus #1 | Eaton Vance National Ultra-Short Municipal Income Fund
Strategy	Principal Investment Strategies
Strategy Narrative

Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations that are exempt from regular federal income tax (the “Tax-Exempt 80% Policy”). At least 75% of the Fund’s net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B by Moody’s, S&P or Fitch, or in unrated obligations considered to be of comparable quality by the investment adviser. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used.

Under normal circumstances, the Fund’s dollar-weighted average maturity will be less than two years. The Fund is not a money market fund and does not seek to maintain a stable net asset value.

The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies or instrumentalities.  The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, total return swaps and forward rate agreements) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes.  The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, principal only municipal investments, revenue bonds and industrial development bonds) and in one or more states, territories and economic sectors (such as education, transportation, housing, hospitals, healthcare facilities or utilities).  The Fund may invest in pooled investment vehicles and exchange-traded funds (“ETFs”), a type of pooled investment vehicle, to seek exposure to the municipal markets or municipal market sectors.  The Fund may invest in restricted securities.

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market.  In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis. When deemed by the investment adviser to be relevant to its evaluation of creditworthiness and when applicable information is available, the investment adviser considers environmental, social and/or governance issues (referred to as ESG) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio. The portfolio managers also may trade securities to minimize taxable capital gains to shareholders.  The Fund expects up to 25% of its annual distributions to be subject to the federal alternative minimum tax.  The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Strategy Portfolio Concentration	Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations that are exempt from regular federal income tax (the “Tax-Exempt 80% Policy”). At least 75% of the Fund’s net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B by Moody’s, S&P or Fitch, or in unrated obligations considered to be of comparable quality by the investment adviser. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used.
Prospectus #2 | Eaton Vance National Limited Maturity Municipal Income Fund
Strategy	Principal Investment Strategies
Strategy Narrative

Under normal market circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in municipal obligations that are exempt from regular federal income tax (the “80% Policy”). The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax. At least 65% of the Fund’s net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B by Moody’s, S&P or Fitch, or in unrated obligations considered to be of comparable quality by the investment adviser. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies or instrumentalities. The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps and forward rate agreements) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes.

Although the Fund invests in obligations to seek to maintain a dollar-weighted average portfolio duration of less than five years, the Fund may invest in individual municipal obligations of any maturity. Duration represents the dollar-weighted average maturity of expected cash flows (i.e., interest and principal payments) on one or more municipal obligations, discounted to their present values. The Fund may use various techniques to shorten or lengthen its dollar-weighted average duration, including the acquisition of municipal obligations at a premium or discount, and transactions in futures contracts and options on futures. The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, principal only municipal investments, revenue bonds and industrial development bonds) and in one or more states, territories and economic sectors (such as housing, hospitals, healthcare facilities or utilities). The Fund may invest in pooled investment vehicles, including exchange-traded funds (“ETFs”), to seek exposure to the municipal markets or municipal market sectors.  The Fund may invest in restricted securities.

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market.  In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  When deemed by the investment adviser to be relevant to its evaluation of creditworthiness and when applicable information is available, the investment adviser considers environmental, social and/or governance issues (referred to as ESG) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio. The Fund may engage in relative value trading to take advantage of price appreciation opportunities or to realize capital losses.  The portfolio managers also may trade securities to minimize taxable capital gains to shareholders.  A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax.  The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Strategy Portfolio Concentration	Under normal market circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in municipal obligations that are exempt from regular federal income tax (the “80% Policy”). The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax. At least 65% of the Fund’s net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B by Moody’s, S&P or Fitch, or in unrated obligations considered to be of comparable quality by the investment adviser. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies or instrumentalities. The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps and forward rate agreements) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes.
Prospectus #3 | Eaton Vance New York Municipal Opportunities Fund
Strategy	Principal Investment Strategies
Strategy Narrative

Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations that are exempt from regular federal income tax and New York State and New York City personal income taxes (the “80% Policy”). The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax. The Fund has a flexible investment strategy and may invest in obligations of any duration or credit quality. The Fund may invest up to 50% of its net assets in obligations rated below investment grade (which are those rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”), or below BBB by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of comparable quality. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by New York state or its political subdivisions, agencies, authorities and instrumentalities. If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands, Guam, American Samoa, and the Commonwealth of the Northern Mariana Islands. The Fund is “non-diversified”, which means it may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund. The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies or instrumentalities.

The Fund may purchase derivative instruments, which derive their value from another instrument, security or index. The Fund may purchase or sell various kinds of residual interest bonds, futures contracts and options thereon to hedge against changes in interest rates, seek total return or as a substitute for the purchase of portfolio securities. The Fund also may enter into interest rate swaps, forward rate contracts and credit derivatives, which may include credit default swaps, total return swaps or credit options, as well as purchase an instrument that has greater or lesser credit risk than the municipal bonds underlying the instrument.  Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes.

In pursuing its investment objective, the Fund may invest in obligations with varying maturities.  Depending on the Fund’s average maturity, the interest rate risk described below may be more or less significant for the Fund. The longer the Fund’s average maturity the more significant interest rate risk will be for the Fund. The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, principal only municipal investments, revenue bonds and industrial development bonds) and in one or more economic sectors (such as education, hospitals, healthcare facilities, transportation or utilities).  The Fund may invest in pooled investment vehicles, including exchange-traded funds (“ETFs”), to seek exposure to the municipal markets or municipal market sectors.  The Fund may invest in restricted securities.

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  When deemed by the investment adviser to be relevant to its evaluation of creditworthiness and when applicable information is available, the investment adviser considers environmental, social and/or governance issues (referred to as ESG) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation.  When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio.  The portfolio managers generally will seek to maximize after-tax total return by balancing investment considerations and tax considerations.  The Fund expects to actively engage in relative value trading to take advantage of price appreciation opportunities or to realize capital losses.  A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax.  The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Eaton Vance New York Municipal Opportunities Fund3Prospectus dated August 1, 2025

Strategy Portfolio Concentration	Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations that are exempt from regular federal income tax and New York State and New York City personal income taxes (the “80% Policy”). The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax. The Fund has a flexible investment strategy and may invest in obligations of any duration or credit quality. The Fund may invest up to 50% of its net assets in obligations rated below investment grade (which are those rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”), or below BBB by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of comparable quality. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by New York state or its political subdivisions, agencies, authorities and instrumentalities. If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands, Guam, American Samoa, and the Commonwealth of the Northern Mariana Islands. The Fund is “non-diversified”, which means it may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund. The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies or instrumentalities.
Prospectus #4 | Eaton Vance Short Duration Municipal Opportunities Fund
Strategy	Principal Investment Strategies
Strategy Narrative

Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations that are exempt from regular federal income tax (the “80% Policy”). The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax. The Fund has a flexible investment strategy and may invest in obligations of any duration or credit quality. The Fund may invest up to 50% of its net assets in obligations rated below investment grade (“junk bonds”). Below investment grade obligations are those rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”), or below BBB by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”) or, if unrated, determined by the investment adviser to be of comparable quality. For the purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies or instrumentalities.

The Fund may purchase derivative instruments, which derive their value from another instrument, security or index. The Fund may purchase or sell various kinds of residual interest bonds, futures contracts and options thereon to hedge against changes in interest rates or as a substitute for the purchase of portfolio securities. The Fund also may enter into interest rate swaps, forward rate contracts and credit derivatives, which may include credit default swaps, total return swaps or credit options, as well as purchase an instrument that has greater or lesser credit risk than the municipal bonds underlying the instrument. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes.

Although the Fund invests in obligations to seek to maintain a dollar-weighted average portfolio duration of less than four and a half years, the Fund may invest in individual municipal obligations of any maturity.  Duration represents the dollar-weighted average maturity of expected cash flows (i.e., interest and principal payments) on one or more municipal obligations, discounted to their present values.  The Fund may use various techniques to shorten or lengthen its dollar-weighted average duration, including the acquisition of municipal obligations at a premium or discount, and transactions in futures contracts and options on futures.  The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, principal only municipal investments, revenue bonds and industrial development bonds) and in one or more economic sectors (such as housing, hospitals, healthcare facilities or utilities).  The Fund may invest in pooled investment vehicles, including exchange-traded funds (“ETFs”), to seek exposure to the municipal markets or municipal market sectors.  The Fund may invest in restricted securities.

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market.  In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis. When deemed by the investment adviser to be relevant to its evaluation of creditworthiness and when applicable information is available, the investment adviser considers environmental, social and/or governance issues (referred to as ESG) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio. The portfolio managers generally will seek to maximize after-tax total return by balancing investment considerations and tax considerations. The Fund may engage in relative value trading to take advantage of price appreciation opportunities or to realize capital losses.  A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax.  The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Strategy Portfolio Concentration	Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations that are exempt from regular federal income tax (the “80% Policy”). The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax. The Fund has a flexible investment strategy and may invest in obligations of any duration or credit quality. The Fund may invest up to 50% of its net assets in obligations rated below investment grade (“junk bonds”). Below investment grade obligations are those rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”), or below BBB by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”) or, if unrated, determined by the investment adviser to be of comparable quality. For the purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies or instrumentalities.